Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
Property and equipment
2022

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2021	2,177	1,759	6,460	7,451	17,847
Additions	19	461	3,564	7,360	11,404
Acquired through business combinations	308	—	1,122	273	1,703
Disposals	(190)	(245)	(1,949)	(1,532)	(3,916)
As at March 31, 2022	2,314	1,975	9,197	13,552	27,038

Accumulated depreciation

As at March 31, 2021	1,004	1,181	4,441	2,879	9,505
Depreciation	612	406	2,722	1,253	4,993
Disposals	(190)	(245)	(1,949)	(1,532)	(3,916)
As at March 31, 2022	1,426	1,342	5,214	2,600	10,582

Net book value as at March 31, 2022	888	633	3,983	10,952	16,456
2021

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2020	1,848	1,754	4,620	6,793	15,015
Additions	15	5	1,259	412	1,691
Acquired through business combinations	314	—	581	246	1,141
As at March 31, 2021	2,177	1,759	6,460	7,451	17,847

Accumulated depreciation

As at March 31, 2020	763	1,031	3,355	1,877	7,026
Depreciation	241	150	1,086	1,002	2,479
As at March 31, 2021	1,004	1,181	4,441	2,879	9,505

Net book value as at March 31, 2021	1,173	578	2,019	4,572	8,342